Segment information and revenue - Contract assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract assets
Contract assets	¥ 125,842	¥ 153,204
Impairment loss allowance	(62,422)	(57,379)
Current contract assets, net	63,420	95,825
Contract liabilities
Contract liabilities	128,447	155,689
Less: Non-current contract liabilities	(12,946)	(17,126)
Current contract liabilities	115,501	138,563
Revenue from performance obligations satisfied or partially satisfied in previous years	0	0	¥ 0
Implementation
Contract assets
Contract assets	113,986	137,566
Impairment loss allowance	(57,910)	(50,712)
Contract liabilities
Current contract liabilities	30,656	37,427
Transaction based and support revenue
Contract assets
Contract assets	11,856	15,638
Impairment loss allowance	(4,512)	(6,667)
Contract liabilities
Current contract liabilities	97,791	118,262
Operation support services
Contract assets
Contract assets	6,905	12,149
Impairment loss allowance	(2,201)	(4,750)
Contract liabilities
Current contract liabilities	49,124	69,825
Post implementation support services
Contract assets
Contract assets	4,951	3,489
Impairment loss allowance	(2,311)	(1,917)
Contract liabilities
Current contract liabilities	12,030	10,609
Risk management services
Contract liabilities
Current contract liabilities	14,843	18,801
Others
Contract liabilities
Current contract liabilities	¥ 21,794	¥ 19,027